Offerings	Jan. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares representing Preferred Stock
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eli Lilly and Company (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.

(4)	Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.

(5)	Exclusive of accrued interest and accumulated dividends, if any.